Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	$ 7,958	$ 7,321
With an allowance recorded, Unpaid Principal Balance	3,936	4,124
Subtotal	11,894	11,445
With no related allowance recorded, Recorded Investment	7,892	7,321
With an allowance recorded, Recorded Investment	3,326	4,124
Subtotal	11,218	11,445
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	886	959
Subtotal	886	959
With no related allowance recorded, Average Recorded Investment	8,146	2,535
With an allowance recorded, Average Recorded Investment	3,430	4,819
Subtotal	11,576	7,354
With no related allowance recorded, Interest Income Recognized	418	43
With an allowance recorded, Interest Income Recognized	9	0
Subtotal	427	43
With no related allowance recorded, Cash Basis Interest Recognized	9	38
With an allowance recorded, Cash Basis Interest Recognized	0	0
Subtotal	9	38
Commercial: Real Estate [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	2,962	2,832
With an allowance recorded, Unpaid Principal Balance	830	843
With no related allowance recorded, Recorded Investment	2,960	2,832
With an allowance recorded, Recorded Investment	769	843
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	281	275
With no related allowance recorded, Average Recorded Investment	2,906	1,326
With an allowance recorded, Average Recorded Investment	806	1,111
With no related allowance recorded, Interest Income Recognized	175	42
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	0	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Commercial: Five or more family [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	3,699	3,508
With no related allowance recorded, Recorded Investment	3,699	3,508
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	3,670	10
With no related allowance recorded, Interest Income Recognized	234	0
With no related allowance recorded, Cash Basis Interest Recognized	0	0
Commercial: Land [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	138	201
With an allowance recorded, Unpaid Principal Balance	1,937	2,547
With no related allowance recorded, Recorded Investment	123	200
With an allowance recorded, Recorded Investment	1,454	2,547
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	483	517
With no related allowance recorded, Average Recorded Investment	184	188
With an allowance recorded, Average Recorded Investment	2,034	2,834
With no related allowance recorded, Interest Income Recognized	0	0
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	9	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Mortgage [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	1,151	769
With an allowance recorded, Unpaid Principal Balance	1,169	702
With no related allowance recorded, Recorded Investment	1,103	770
With an allowance recorded, Recorded Investment	1,103	702
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	122	135
With no related allowance recorded, Average Recorded Investment	1,365	985
With an allowance recorded, Average Recorded Investment	570	859
With no related allowance recorded, Interest Income Recognized	9	1
With an allowance recorded, Interest Income Recognized	9	0
With no related allowance recorded, Cash Basis Interest Recognized	0	38
With an allowance recorded, Cash Basis Interest Recognized	0	0
Residential Construction Land [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	0
With no related allowance recorded, Recorded Investment	0
With no related allowance recorded, allowance For Loan Losses Allocated	0
With no related allowance recorded, Average Recorded Investment	13
With no related allowance recorded, Interest Income Recognized	0
With no related allowance recorded, Cash Basis Interest Recognized	0
Home Equity [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	8	11
With an allowance recorded, Unpaid Principal Balance	0	32
With no related allowance recorded, Recorded Investment	7	11
With an allowance recorded, Recorded Investment	0	32
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	0	32
With no related allowance recorded, Average Recorded Investment	8	26
With an allowance recorded, Average Recorded Investment	20	15
With no related allowance recorded, Interest Income Recognized	0	0
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	0	0
With an allowance recorded, Cash Basis Interest Recognized	$ 0	$ 0